RISK MANAGEMENT - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	0.50%	0.50%
Reasonably possible change in risk variable, impact on interest expense	$ 1,488,000	$ 1,000,000
Interest rate risk | Credit facility and loans payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 297,500,000	0
Interest rate risk | 2021 Debentures
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		$ 200,000,000
Price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	10.00%	10.00%
Reasonably possible change in risk variable, impact on net income	$ 13,177,000	$ 13,337,000
Price risk | Investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	131,772,000	133,375,000
Credit risk | Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,549,790,000	1,248,740,000
Credit risk | Client and trust funds on deposit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,199,904,000	973,143,000
Credit risk | Accounts receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	242,154,000	219,074,000
Credit risk | Other assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 107,732,000	$ 56,523,000